Significant events after the reporting period	12 Months Ended
Dec. 31, 2024
Significant Events After Reporting Period
Significant events after the reporting period

33.	Significant events after the reporting period

On June 1, 2022, the Company entered into a contract to acquire a building (land included) in Taichung, Taiwan for its new headquarter. The total price amounted to 128,000,000 ($3,917,368). As of December 31, 2024, the Company had paid 10% of the total price as deposit and obtained a mortgage of NT$ 73,000,000 ($2,234,124), the remaining will be paid when the transaction is completed by May 2025. Besides, the Contract indicates that if the transaction is ultimately not completed by the Company, the deposit paid may be deemed as liquidated damages and forfeited, with a maximum liquidated damages of 15% of the total contract value.

The Group has assessed all events from December 31, 2024 up through April 28, 2025, which is the date that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements.